DISCONTINUED OPERATIONS - Narrative (Details)	Feb. 25, 2022 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses	$ 0
Disposal groups, including discontinued operations, notes receivable from divestiture of business	6,900,000
Disposal group, including discontinued operation, accounts, notes and loans receivable, net	$ 0